Warrants - Rollforward (Details) - $ / shares		8 Months Ended	12 Months Ended
	Dec. 29, 2023	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022
Class Of Warrant Or Right, Outstanding, Rollforward [Roll Forward]
Warrants outstanding, beginning (in shares)	354,436	483,649	131,006	186,797
Granted (in shares)		28,864,100	386,119
Expired (in shares)		0	33,476
Exercised (in shares)		(160,149)		(55,791)
Converted in connection with the reverse recapitalization (in shares)		(390,100)
Warrants outstanding, ending (in shares)		28,797,500	483,649	131,006
Class Of Warrant Or Right, Weighted-Average Exercise Price, Rollforward [Roll Forward]
Warrants, Weighted-Average Exercise Price, beginning (in dollars per share)		$ 1.31	$ 4.49	$ 3.45
Granted (in dollars per share)		9.56	0.20
Expired (in dollars per share)		0	1.00
Exercised (in dollars per share)		0.01		1.00
Converted in connection with the reverse recapitalization (in dollars per share)		1.71
Warrants, Weighted-Average Exercise Price, ending (in dollars per share)		$ 9.58	$ 1.31	$ 4.49